Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 4,542,781	$ 4,029,669
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares Issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	34,756,980	34,756,980
Common stock, shares outstanding (in shares)	34,756,980	34,756,980